SCOPE OF CONSOLIDATION - Schedule of Assets Acquired and Liabilities Assumed (Details) € in Millions, $ in Millions		12 Months Ended
	Nov. 01, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 04, 2019 USD ($)	Jun. 04, 2019 EUR (€)	Apr. 01, 2019 USD ($)	Apr. 01, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Bargain purchase gain		$ 0	$ 0	$ (209)
Münker
Disclosure of detailed information about business combination [line items]
Current assets					$ 22
Property, plant and equipment					34
Intangible assets					11
Other non-current assets					0
Total assets acquired					67
Deferred tax liabilities					(8)
Other liabilities					(14)
Total liabilities acquired					(22)
Net assets acquired					45
Consideration paid, net					46
Consideration payable					5	€ 4
Goodwill					$ 6
AMSF
Disclosure of detailed information about business combination [line items]
Current assets							$ 262
Property, plant and equipment							600
Intangible assets							19
Other non-current assets							252
Total assets acquired							1,133
Deferred tax liabilities							(45)
Other liabilities							(792)
Total liabilities acquired							(837)
Net assets acquired							296
Consideration paid, net							0
Consideration payable							328	$ 328
Goodwill							$ 32
Ilva
Disclosure of detailed information about business combination [line items]
Current assets	$ 1,156
Property, plant and equipment	1,118
Intangible assets	267
Other non-current assets	369
Total assets acquired	2,910
Deferred tax liabilities	(74)
Other liabilities	(1,113)
Total liabilities acquired	(1,187)
Net assets acquired	1,723
Consideration paid, net	52
Consideration payable	1,490
Bargain purchase gain	$ (181)			$ (209)